BIOLOGICAL ASSETS (Details)	12 Months Ended
Nov. 30, 2021 CAD ($) $ / GT
Disclosure of detailed information about biological assets [line items]
Post-harvest costs to complete and sell	4.19
Minimum
Disclosure of detailed information about biological assets [line items]
Estimated stage of growth of the cannabis plants completion (as a percent)	18.00%
Expected total yield per plant | $	83
Minimum | Cannabis flower
Disclosure of detailed information about biological assets [line items]
Selling prices	4.56
Maximum
Disclosure of detailed information about biological assets [line items]
Estimated stage of growth of the cannabis plants completion (as a percent)	94.00%
Expected total yield per plant | $	107
Maximum | Cannabis trim
Disclosure of detailed information about biological assets [line items]
Selling prices	11.72
Weighted average [member]
Disclosure of detailed information about biological assets [line items]
Estimated stage of growth of the cannabis plants completion (as a percent)	51.00%
Expected total yield per plant | $	92
Weighted average [member] | Cannabis flower
Disclosure of detailed information about biological assets [line items]
Selling prices	7.89
Weighted average [member] | Cannabis trim
Disclosure of detailed information about biological assets [line items]
Selling prices	0.00